Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Variable Insurance Funds
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012146
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Balanced Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
AssetsNet	$ 3,585,000,000
Holdings Count | Holding	1,434
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$3,585
Number of Portfolio Holdings	1,434
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	7.0%
Consumer Discretionary	8.5%
Consumer Staples	4.8%
Energy	4.5%
Financials	19.7%
Health Care	7.5%
Industrials	5.1%
Information Technology	22.9%
Materials	1.3%
Other	11.2%
Real Estate	2.0%
Utilities	4.8%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012147
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 1,293,000,000
Holdings Count | Holding	270
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	270

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of June 30, 2025)

1 to 7 Days	56.5%
8 to 30 Days	11.5%
31 to 60 Days	5.9%
61 to 90 Days	6.1%
91 to 180 Days	22.1%
Other Assets and Liabilities—Net	(2.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012149
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Short-Term Investment-Grade Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
AssetsNet	$ 2,533,000,000
Holdings Count | Holding	2,104
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$2,533
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	56%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communications	4.2%
Consumer Discretionary	4.4%
Consumer Staples	5.2%
Energy	6.2%
Financials	29.2%
Health Care	7.8%
Industrials	5.5%
Materials	1.7%
Real Estate	3.2%
Technology	5.2%
Utilities	6.1%
Other	19.1%
Other Assets and Liabilities—NetFootnote Reference	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012150
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Small Company Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
AssetsNet	$ 1,438,000,000
Holdings Count | Holding	521
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,438
Number of Portfolio Holdings	521
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	4.6%
Consumer Discretionary	11.7%
Consumer Staples	2.0%
Energy	2.0%
Financials	8.7%
Health Care	24.1%
Industrials	21.5%
Information Technology	19.2%
Materials	1.4%
Real Estate	1.0%
Utilities	0.3%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012151
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Total Bond Market Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[5]
AssetsNet	$ 4,828,000,000
Holdings Count | Holding	11,114
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$4,828
Number of Portfolio Holdings	11,114
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Corporate Bonds	25.5%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.5%
Other Assets and Liabilities—NetFootnote Reference	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012153
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Capital Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[6]
AssetsNet	$ 2,026,000,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$2,026
Number of Portfolio Holdings	124
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	6.3%
Consumer Discretionary	11.3%
Consumer Staples	1.0%
Energy	2.0%
Financials	8.6%
Health Care	24.4%
Industrials	12.5%
Information Technology	28.6%
Materials	1.2%
Other Assets and Liabilities—Net	4.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012154
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Diversified Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[7]
AssetsNet	$ 1,335,000,000
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,335
Number of Portfolio Holdings	123
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	6.0%
Consumer Discretionary	8.4%
Consumer Staples	4.7%
Energy	6.1%
Financials	19.0%
Health Care	12.8%
Industrials	11.9%
Information Technology	21.8%
Materials	1.9%
Other	0.0%
Real Estate	0.8%
Utilities	1.4%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012155
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Equity Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[8]
AssetsNet	$ 2,227,000,000
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$2,227
Number of Portfolio Holdings	179
Portfolio Turnover Rate	29%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	1.9%
Consumer Discretionary	4.9%
Consumer Staples	10.2%
Energy	8.7%
Financials	20.6%
Health Care	14.2%
Industrials	12.2%
Information Technology	11.6%
Materials	3.9%
Real Estate	1.6%
Utilities	7.3%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012157
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[9]
AssetsNet	$ 1,633,000,000
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,633
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	14.0%
Consumer Discretionary	13.1%
Financials	11.0%
Health Care	4.8%
Industrials	6.0%
Information Technology	49.2%
Real Estate	1.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012158
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - High Yield Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[10]
AssetsNet	$ 767,000,000
Holdings Count | Holding	945
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$767
Number of Portfolio Holdings	945
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communications	12.4%
Consumer Discretionary	15.2%
Consumer Staples	3.4%
Energy	10.6%
Financials	10.0%
Health Care	7.5%
Industrials	7.6%
Materials	9.9%
Real Estate	1.9%
Technology	6.2%
Utilities	1.8%
Other	8.6%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012159
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - International Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$18	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[11]
AssetsNet	$ 3,258,000,000
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$3,258
Number of Portfolio Holdings	127
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	34.8%
Europe	47.0%
North America	11.9%
Oceania	1.4%
South America	2.0%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.